Subsequent Events (Details) (Chartwell Partnership [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 15, 2012 properties
Chartwell Partnership [Member]
Subsequent Events (Textuals) [Abstract]
Percentage of partnership owned		50.00%
Company investment in transaction	$ 503,000,000
Number Of Properties With Controlling Interest Of Company		39
Number of properties in portfolio		42
Percentage Of Assets Owned by Minority		50.00%
Total investment price	925,000,000